Document and Entity Information	Jul. 19, 2019
Risk/Return:
Document Type	497
Document Period End Date	Jul. 19, 2019
Entity Registrant Name	JACKSON VARIABLE SERIES TRUST
Entity Central Index Key	0001532747
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 19, 2019
Document Effective Date	Jul. 19, 2019
Prospectus Date	Apr. 29, 2019